Prepaid Expense and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Components of Prepaid Expense and Other Assets
Prepaid insurance	$ 3,025	$ 2,677
Prepaid property taxes	427	5
Corporate furniture, fixtures and equipment, net of accumulated depreciation of $207 and $629 respectively	1,405	490
Trade name, net of accumulated amortization of $751 and $649, respectively	102,023	108,402
Other	1,564	1,626
Other Assets, Reclassification to Held For Sale	0	(76)
Prepaid expenses and other assets	6,692	5,094
Amortization period	10 years
Accumulated amortization	46,751	64,801
Furniture, Fixtures and Equipment
Components of Prepaid Expense and Other Assets
Accumulated depreciation	207	629
Trade Names
Components of Prepaid Expense and Other Assets
Trade name, net of accumulated amortization of $751 and $649, respectively	271	372
Accumulated amortization	$ 751	$ 649